Condensed Financial Information - Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about consolidated structured entities [abstract]
Condensed Financial Information for the Company

The following is condensed financial information for the Company.

Condensed Statements of Profit or Loss and Other Comprehensive Income

for the years ended 31 December 2021, 2022 and 2023

	2021	2022	2023

REVENUE	317,436	432,661	602,137
Dividend income from banking subsidiaries*	173,709	200,930	283,352
Dividend income from other subsidiaries*	139,475	213,819	296,700
Interest income	4,212	16,762	22,324
Other (losses) gains	40	1,150	(238)

COSTS AND OPERATING EXPENSES	(20,476)	(21,173)	(24,544)
General and administrative expenses	(20,466)	(20,818)	(24,528)
Fee and commission expense	(10)	(355)	(16)

NET INCOME BEFORE TAX	296,960	411,488	577,594

Income tax	(620)	(3,357)	(3,705)

NET INCOME	296,340	408,131	573,889

OTHER COMPREHENSIVE INCOME	-	-	-

TOTAL COMPREHENSIVE INCOME	296,340	408,131	573,889

* Joint Stock Company Kaspi.kz directly holds 100% ownership interest in Kaspi Group JSC, the parent company of banking group and indirectly holds 98.95% ownership interest in Kaspi Bank JSC through Kaspi Group JSC. As allowed under IAS 27.10, the investment in banking subsidiaries and other subsidiaries were accounted for under the cost method.

Using the equity method, the income in undistributed earnings of banking subsidiaries were KZT 6,622 million, KZT 7,252 million and KZT 8,607 million for 2021, 2022 and 2023, respectively, and the income in undistributed earnings of other subsidiaries were KZT (354) million, KZT 19,122 million and KZT 78,196 million for 2021, 2022 and 2023, respectively.

Condensed Statements of Financial Position

as at 31 December 2022 and 2023

	2022	2023
ASSETS:
Cash and cash equivalents	226,232	200,484
Investments in banking subsidiaries*	171,107	171,107
Investments in other subsidiaries*	44,103	44,103
Other assets	1,153	894

TOTAL ASSETS	442,595	416,588

LIABILITIES:
Other liabilities	90	170

TOTAL LIABILITIES	90	170

EQUITY:
Issued capital	130,144	130,144
Treasury shares	(94,058)	(152,001)
Share-based compensation reserve	29,274	34,812
Retained earnings	377,145	403,463

TOTAL EQUITY	442,505	416,418

TOTAL LIABILITIES AND EQUITY	442,595	416,588

* Using the equity method, the investment in banking subsidiaries were KZT 199,331 million and KZT 208,824 million for 31 December 2022 and 2023, respectively, and the investment in other subsidiaries were KZT 88,881 million and KZT 77,624 million for 31 December 2022 and 2023, respectively.

In accordance with NBRK regulations, dividends paid by the Bank to the Company are subject to certain limitations. See Note 25 for more information.

Condensed Statements of Cash Flows

For the Years ended 31 December 2021, 2022 and 2023

	2021	2022	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income received	3,577	14,221	18,991
Fees and commissions paid	(10)	(355)	(16)
Other income received	-	-	41
General and administrative expenses paid	(835)	(835)	(3,669)

Cash flows from operating activities before changes in operating assets and liabilities	2,732	13,031	15,347

Changes in operating assets and liabilities
Other assets	(486)	(378)	426
Other liabilities	(1)	46	80

Cash inflow from operating activities before income tax	2,245	12,699	15,853

Income tax paid	-	(594)	(539)

Net cash inflow from operating activities	2,245	12,105	15,314

CASH FLOWS FROM INVESTING ACTIVITIES:
Dividends received from subsidiaries	313,185	414,749	580,052
Purchase of investments in subsidiaries	-	(16,251)	-

Net cash inflow from investing activities	313,185	398,498	580,052

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(340,362)	(210,102)	(560,132)
Purchase of treasury shares	-	(63,672)	(60,703)

Net cash outflow from financing activities	(340,362)	(273,774)	(620,835)

Effect of changes in foreign exchange rate on cash and cash equivalents	40	1,150	(279)

NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	(24,892)	137,979	(25,748)

CASH AND CASH EQUIVALENTS, beginning of period	113,145	88,253	226,232

CASH AND CASH EQUIVALENTS, end of period	88,253	226,232	200,484